Volumetric Fund, Inc.

VOLMX

August 26, 2022

Supplement to the Volumetric Fund, Inc. (the “Fund”) Summary Prospectus, Prospectus, and Statement of Additional Information dated April 29, 2022

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Effective June 1, 2022, the Fund’s Board of Directors, including a majority of the Independent Directors, appointed Jeffrey Gibs as Chief Executive Officer (“CEO”) and Treasurer to the Fund. Additionally, Vincent Arscott was appointed as Vice President and Secretary of the Fund. The Fund’s Summary Prospectus, Prospectus, and Statement of Additional Information are hereby revised to reflect this change.

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This Supplement and the Fund’s existing Summary Prospectus, Prospectus and Statement of Additional Information dated April 29, 2022, provide relevant information for all shareholders and should be retained for future reference.  The Summary Prospectus, Prospectus and Statement of Additional Information have been filed with the Securities and Exchange Commission, are incorporated by reference, and can be obtained without charge by calling 1-800-541-3863.